Nature of Business and Basis of Presentation	12 Months Ended
Apr. 28, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation	Nature of Business and Basis of Presentation
Pinstripes Holdings, Inc. (“Pinstripes”, “New Pinstripes”, the “Company”, “we”, “us”, or “our”) was formed for the purpose of operating and expanding a unique entertainment and dining concept. As of April 28, 2024, the Company has 17 locations in ten states and generates revenue primarily from the sale of food, beverages, bowling, bocce and hosting private events. The Company operates its business as one operating and one reportable segment.
On December 29, 2023, Pinstripes, Inc. (the “Predecessor” or “Legacy Pinstripes”) consummated the previously announced business combination pursuant to the Business Combination Agreement, dated as of June 22, 2023 (as amended and restated as of September 26, 2023 and November 22, 2023, the “BCA” or “Business Combination”), by and among Legacy Pinstripes, Banyan Acquisition Corporation, a Delaware corporation (“Banyan”), and Panther Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Banyan. The financial statements included in this report reflect (i) the historical operating results of Legacy Pinstripes prior to the Business Combination and (ii) the combined results of Legacy Pinstripes and New Pinstripes following the closing of the Business Combination (collectively, Legacy Pinstripes and New Pinstripes are referred to as the “Company”). In connection with the closing of the Business Combination, Banyan changed its name to Pinstripes Holdings, Inc. (see Note 3).
The closing of the Business Combination is accounted for as a reverse recapitalization. The prior period share and per share amounts presented in the consolidated financial statements and related notes have been retroactively adjusted to give effect to the reverse recapitalization treatment of the transactions completed by the Business Combination.
The Company’s financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States for interim financial information as prescribed by the Securities and Exchange Commission (“SEC”).